CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (384,314)	$ (88,656)	$ (64,293)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,008	2,323	625
Stock-based compensation	137,991	4,858	3,843
Non-cash interest income	0	0	(298)
Revaluation of Series A redeemable convertible preferred stock warrant liability	0	3,339	(3,502)
Deferred income taxes	(1,063)	151	(2,002)
Non-cash in-kind services	45,729	8,000	0
Loss on forward contract liability	1,324	0	0
Impairment expense	14,415	0	0
Equity in net loss of affiliate	637	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	658	(763)	47
Prepaid expenses and other current assets	(1,586)	157	(2,588)
Accounts payable, accrued expenses and other current liabilities	29,668	(9,366)	15,121
Other long-term liabilities	0	(670)	(972)
Net cash used in operating activities	(150,533)	(80,627)	(54,019)
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired	0	0	(350)
Issuance of related party note receivable	0	0	(2,500)
Purchases and deposits for property and equipment	(22,324)	(21,100)	(9,155)
Investments in affiliate	(8,817)	0	0
Cash paid towards build-to-suit lease	0	(18,202)	(3,405)
Net cash used in investing activities	(31,141)	(39,302)	(15,410)
Cash flows from financing activities
Proceeds from the exercise of stock warrants, net of issuance costs paid	264,548	0	0
Proceeds from the exercise of stock options	9,650	1	0
Repurchase of Series B redeemable convertible preferred stock from related parties, net of issuance costs paid	0	(31,356)	(1,368)
Business Combination and PIPE financing, net of issuance costs paid	616,726	0	0
Proceeds from landlord on finance lease	889	0	0
Payments on finance lease liability	(1,042)	0	0
Proceeds from note payable	4,134	0	4,100
Payment of note payable	(4,134)	0	0
Net cash provided by financing activities	941,120	35,805	211,732
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	759,446	84,124	142,303
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period	89,832	173,956	31,653
Cash and cash equivalents, including restricted cash and cash equivalents, end of period	849,278	89,832	173,956
Supplementary cash flow disclosures:
Cash paid for interest	884	96	96
Cash interest received	703	1,437	484
Cash paid for income taxes, net of refunds	0	2	0
Supplementary disclosures for noncash investing and financing activities:
Non-cash interest received related to related party notes	0	0	298
Non-cash settlement of related party note receivable	0	0	2,500
Accrued purchases of property and equipment	6,751	1,094	1,781
Property acquired through build-to-suit lease	0	3,243	9,287
Non-cash acquisition of license	0	50,000	0
Non-cash prepaid in-kind services	46,271	0	0
Accrued Business Combination and PIPE transaction costs	285	0	0
Net liabilities assumed by VectoIQ	221	0	0
Settlement of forward contract liability	1,324	0	0
Stock option proceeds receivable	213	0	0
Series A Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from the exercise of stock warrants, net of issuance costs paid	0	2,160	0
Series C Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid	0	0	209,000
Supplementary disclosures for noncash investing and financing activities:
Stock Issuance Costs Incurred During Noncash Or Partial Noncash Transaction	0	0	2,001
Series D Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid	50,349	65,000	0
Supplementary disclosures for noncash investing and financing activities:
Stock Issuance Costs Incurred During Noncash Or Partial Noncash Transaction	$ 0	$ 4,695	$ 0